Impairment of Assets - Belarusian Telecom - Additional Information (Detail) - Belarusian Telecom [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized	₺ 228,774
Actuarial assumption of weighted average cost of capital [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	5.00%	8.00%
Description on key assumptions	Post-tax WACC rate of 22.8% for the period from 2019 to 2024, a post-tax WACC rate of 22.4% for the period after 2024, and a terminal growth rate of 5.0% were used to extrapolate cash flows beyond the 6-year forecast period based on the business plan.	Post-tax WACC rate of 25.4% for the period from 2018 to 2022, a post-tax WACC rate of 24.9% for the period after 2022, and a terminal growth rate of 8.0% were used to extrapolate cash flows beyond the 5-year forecast period based on the business plan.
Individual assets or cash-generating units [member] | 2018 to 2022 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		25.40%
Individual assets or cash-generating units [member] | After 2021 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		24.90%
Individual assets or cash-generating units [member] | 2019 to 2024 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	22.80%
Individual assets or cash-generating units [member] | After 2024 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	22.40%